Financial Debt - Recoverable cash and cash advances overview (Details) - Fair value - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of recoverable cash advances [Line items]
Contract 6472	€ 1,452	€ 1,421
Contract 6839	2,333	2,214
Contract 6840	2,630	2,592
Contract 7388	1,712	1,683
Total recoverable cash advances	8,127	7,910	€ 7,148
Non-current	7,656	7,419
Current	471	491
Total recoverable cash advances	€ 8,127	€ 7,910